S000047006 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	69 Months Ended	120 Months Ended	133 Months Ended	143 Months Ended	192 Months Ended	216 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%		14.82%	11.14%
Russell 1000 Value Benchmark (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		15.91%	11.33%		10.53%	8.17%
Class Y Shares
Prospectus [Line Items]
Average Annual Return, Percent		5.46%	12.65%		11.32%	9.73%
Performance Inception Date						Nov. 25, 2014
Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Percent		5.06%	12.24%		10.89%				9.46%
Performance Inception Date									Jan. 02, 2008
Investor Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.65%	11.73%		10.13%				8.84%
Performance Inception Date									Jan. 02, 2008
Investor Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.29%	9.74%		8.79%				7.89%
Performance Inception Date									Jan. 02, 2008
Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent		4.47%	11.59%	9.28%	10.57%
Performance Inception Date				Apr. 16, 2020
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent		(0.94%)	10.95%		10.27%		9.02%
Performance Inception Date							Jan. 27, 2014
Class I1 Shares
Prospectus [Line Items]
Average Annual Return, Percent		5.38%	12.56%		11.20%			9.71%
Performance Inception Date								Dec. 18, 2009
Class I2 Shares
Prospectus [Line Items]
Average Annual Return, Percent	[1]	5.36%	12.59%		11.24%				9.80%
Performance Inception Date	[1]								Jan. 02, 2008
Class R1 Shares
Prospectus [Line Items]
Average Annual Return, Percent		4.63%	11.92%		10.58%	9.17%
Performance Inception Date						Nov. 25, 2014
Class R2 Shares
Prospectus [Line Items]
Average Annual Return, Percent		4.78%	12.00%		11.01%	9.42%
Performance Inception Date						Nov. 25, 2014

[1]
As of the date of this Prospectus, the Class I2 shares have not commenced operation. The performance shown for this share class has been created using the performance of Investor Class shares, adjusted to reflect Class I2 expenses.